UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments:

Putnam VT Growth Opportunities Fund

The fund's portfolio
9/30/17 (Unaudited)

COMMON STOCKS (98.4%)(a)
			Shares	Value

Aerospace and defense (4.2%)

Airbus SE (France)			57,420	$5,457,002

Northrop Grumman Corp.			64,703	18,616,347

United Technologies Corp.			70,783	8,216,491

				32,289,840
Auto components (0.1%)

Pirelli & C SpA (Italy)(NON)			99,283	762,727

				762,727
Banks (2.3%)

Bank of America Corp.			683,231	17,313,074

				17,313,074
Beverages (2.6%)

Constellation Brands, Inc. Class A			26,459	5,277,248

Heineken NV (Netherlands)			115,845	11,453,128

Monster Beverage Corp.(NON)			56,364	3,114,111

				19,844,487
Biotechnology (4.6%)

Biogen, Inc.(NON)			31,154	9,754,940

Bioverativ, Inc.(NON)			61,750	3,524,073

Celgene Corp.(NON)			82,230	11,990,779

Regeneron Pharmaceuticals, Inc.(NON)			8,864	3,963,272

Vertex Pharmaceuticals, Inc.(NON)			39,475	6,001,779

				35,234,843
Building products (2.1%)

Fortune Brands Home & Security, Inc.			84,204	5,661,035

Johnson Controls International PLC			250,687	10,100,179

				15,761,214
Capital markets (2.6%)

BlackRock, Inc.			14,579	6,518,125

Charles Schwab Corp. (The)			152,144	6,654,779

Intercontinental Exchange, Inc.			95,369	6,551,850

				19,724,754
Chemicals (3.1%)

Albemarle Corp.(S)			48,608	6,625,756

FMC Corp.			37,875	3,382,616

Sherwin-Williams Co. (The)			21,145	7,570,756

Symrise AG (Germany)			78,050	5,928,736

				23,507,864
Commercial services and supplies (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $44) (Private) (Germany)(F)(RES)(NON)			33	29

New Middle East Other Assets GmbH (acquired 8/2/13, cost $19) (Private) (Germany)(F)(RES)(NON)			14	12

				41
Construction materials (0.5%)

Summit Materials, Inc. Class A(NON)			110,049	3,524,869

				3,524,869
Consumer finance (—%)

Oportun Financial Corp. (acquired 6/23/15, cost $391,482) (Private)(F)(RES)(NON)			137,362	331,634

				331,634
Electrical equipment (0.4%)

Rockwell Automation, Inc.			18,486	3,294,390

				3,294,390
Energy equipment and services (0.2%)

Select Energy Services, Inc. 144A Class A-1(NON)			107,461	1,710,779

				1,710,779
Equity real estate investment trusts (REITs) (0.6%)

Gaming and Leisure Properties, Inc.(R)			123,031	4,538,614

				4,538,614
Food products (0.7%)

McCormick & Co., Inc. (non-voting shares)			51,087	5,243,570

				5,243,570
Health-care equipment and supplies (7.1%)

Becton Dickinson and Co.(S)			99,308	19,459,403

Boston Scientific Corp.(NON)			316,066	9,219,645

Danaher Corp.			175,488	15,053,361

Intuitive Surgical, Inc.(NON)			9,890	10,343,753

				54,076,162
Health-care providers and services (2.6%)

Humana, Inc.			28,454	6,932,248

UnitedHealth Group, Inc.			66,970	13,116,075

				20,048,323
Hotels, restaurants, and leisure (2.1%)

Hilton Worldwide Holdings, Inc.			104,109	7,230,370

Las Vegas Sands Corp.			69,616	4,466,563

Yum China Holdings, Inc. (China)(NON)			114,337	4,570,050

				16,266,983
Household durables (0.7%)

FabFurnish GmbH (acquired 8/2/13 to 8/31/16, cost $44) (Private) (Germany)(F)(RES)(NON)			66	59

PulteGroup, Inc.			200,589	5,482,097

				5,482,156
Insurance (0.6%)

Prudential PLC (United Kingdom)			205,107	4,910,075

				4,910,075
Internet and direct marketing retail (7.3%)

Amazon.com, Inc.(NON)			41,324	39,726,827

Expedia, Inc.(S)			35,680	5,135,779

Global Fashion Holding SA (acquired 8/2/13, cost $2,106,383) (Private) (Luxembourg)(F)(RES)(NON)			49,722	532,063

Priceline Group, Inc. (The)(NON)			5,297	9,697,854

				55,092,523
Internet software and services (14.3%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			105,156	18,161,493

Alphabet, Inc. Class C(NON)			50,150	48,099,367

Delivery Hero Holding GmbH (acquired 6/12/15, cost $1,424,870) (Private) (Germany)(F)(RES)(NON)			55,500	1,977,703

Facebook, Inc. Class A(NON)			196,341	33,548,787

Tencent Holdings, Ltd. (China)			150,500	6,506,438

				108,293,788
IT Services (7.3%)

Fidelity National Information Services, Inc.			61,973	5,787,658

PayPal Holdings, Inc.(NON)			155,585	9,962,108

Visa, Inc. Class A(S)			382,643	40,269,349

				56,019,115
Life sciences tools and services (1.3%)

Agilent Technologies, Inc.			119,404	7,665,737

Bio-Rad Laboratories, Inc. Class A(NON)			9,313	2,069,535

				9,735,272
Machinery (1.6%)

Cummins, Inc.			39,198	6,586,440

Dover Corp.			65,246	5,962,832

				12,549,272
Media (3.8%)

Charter Communications, Inc. Class A(NON)			29,056	10,559,532

Comcast Corp. Class A			220,104	8,469,602

DISH Network Corp. Class A(NON)			35,707	1,936,391

Live Nation Entertainment, Inc.(NON)(S)			192,196	8,370,136

				29,335,661
Oil, gas, and consumable fuels (1.5%)

EnVen Energy Corp. 144A(NON)			85,000	850,000

EOG Resources, Inc.			38,882	3,761,445

Plains GP Holdings LP Class A(NON)			132,891	2,906,326

Suncor Energy, Inc. (Canada)			119,757	4,195,088

				11,712,859
Pharmaceuticals (0.6%)

Jazz Pharmaceuticals PLC(NON)			33,710	4,930,088

				4,930,088
Professional services (0.4%)

IHS Markit, Ltd. (United Kingdom)(NON)			62,781	2,767,386

				2,767,386
Road and rail (2.4%)

Norfolk Southern Corp.			136,107	17,998,790

				17,998,790
Semiconductors and semiconductor equipment (4.2%)

Broadcom, Ltd.			46,814	11,354,268

Cavium, Inc.(NON)(S)			43,226	2,850,322

KLA-Tencor Corp.			42,998	4,557,788

Micron Technology, Inc.(NON)			120,107	4,723,808

NVIDIA Corp.			24,184	4,323,374

STMicroelectronics NV (France)			226,072	4,390,318

				32,199,878
Software (9.0%)

Activision Blizzard, Inc.			81,926	5,285,046

Adobe Systems, Inc.(NON)			85,118	12,697,903

Microsoft Corp.			484,620	36,099,338

Pegasystems, Inc.			48,183	2,777,750

salesforce.com, Inc.(NON)			122,450	11,439,279

Talend SA ADR (France)(NON)			9,764	399,738

				68,699,054
Specialty retail (2.7%)

Home Depot, Inc. (The)			112,337	18,373,840

Ulta Beauty, Inc.(NON)			11,259	2,545,210

				20,919,050
Technology hardware, storage, and peripherals (4.2%)

Apple, Inc.			210,571	32,453,203

				32,453,203
Textiles, apparel, and luxury goods (0.7%)

Adidas AG (Germany)			23,928	5,412,890

				5,412,890

Total common stocks (cost $510,818,426)				$751,985,228

CONVERTIBLE PREFERRED STOCKS (0.9%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,069) (Private)(F)(RES)(NON)			375	$905

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $20,444) (Private)(F)(RES)(NON)			6,490	17,318

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $48,019) (Private)(F)(RES)(NON)			9,434	40,678

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $69,646) (Private)(F)(RES)(NON)			13,683	58,999

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $39,056) (Private)(F)(RES)(NON)			7,114	33,085

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $117,903) (Private)(F)(RES)(NON)			15,352	99,879

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $330,694) (Private)(F)(RES)(NON)			116,033	280,140

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $418,161) (Private)(F)(RES)(NON)			146,723	354,235

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $1,316,369) (Private)(F)(RES)(NON)			462,322	1,115,121

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $4,029,742) (Private)(F)(RES)(NON)			119,162	5,230,592

Total convertible preferred stocks (cost $6,391,103)				$7,230,952

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

EnVen Energy Corp. 144A	11/6/20	$15.00	85,000	$9

EnVen Energy Corp. 144A	11/6/20	12.50	85,000	9

Neuralstem, Inc. Ser. K (acquired 4/20/17, cost $—)(RES)	1/9/22	42.00	430	—

Total warrants (cost $18)				$18

SHORT-TERM INVESTMENTS (10.6%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.25%(AFF)		Shares	77,060,350	$77,060,350

Putnam Short Term Investment Fund 1.17%(AFF)		Shares	2,715,310	2,715,310

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.92%(P)		Shares	78,000	78,000

U.S. Treasury Bills 1.029%, 12/14/17			$128,000	127,751

U.S. Treasury Bills 1.037%, 12/7/17(SEGSF)			338,000	337,390

U.S. Treasury Bills 1.081%, 2/15/18(SEG)			51,000	50,792

U.S. Treasury Bills 1.085%, 2/8/18(SEGSF)			520,000	517,988

Total short-term investments (cost $80,887,548)				$80,887,581

TOTAL INVESTMENTS

Total investments (cost $598,097,095)				$840,103,779

FORWARD CURRENCY CONTRACTS at 9/30/17 (aggregate face value $22,922,661) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	12/20/17	$4,644,831	$4,499,826	$(145,005)
JPMorgan Chase Bank N.A.
	Euro	Sell	12/20/17	13,987,998	14,081,123	93,125
State Street Bank and Trust Co.
	Euro	Sell	12/20/17	83,449	84,137	688
UBS AG
	Euro	Sell	12/20/17	4,221,719	4,257,575	35,856

Unrealized appreciation						129,669
Unrealized depreciation						(145,005)

Total						$(15,336)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

NASDAQ 100 Index E-Mini (Long)	3	$358,758	$358,950	Dec-17	$2,841
S&P 500 Index E-Mini (Long)	3	377,904	377,415	Dec-17	1,434

Unrealized appreciation					4,275
Unrealized depreciation					—

Total					$4,275

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through September 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $764,436,615.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $10,072,452, or 1.3% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/17

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$8,641,796	$303,053,017	$234,634,463	$290,717	$77,060,350
	Putnam Short Term Investment Fund**	2,667,479	112,301,215	112,253,384	30,244	2,715,310

	Total Short-term investments	$11,309,275	$415,354,232	$346,887,847	$320,961	$79,775,660
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $77,060,350, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $76,245,551.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $29,871.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $130,581.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $150,709 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $145,005 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $130,581 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$132,739,868	$—	$532,122
Consumer staples	25,088,057	—	—
Energy	10,862,859	2,560,779	—
Financials	41,947,903	—	331,634
Health care	124,024,688	—	—
Industrials	84,660,892	—	41
Information technology	289,180,897	6,506,438	1,977,703
Materials	27,032,733	—	—
Real estate	4,538,614	—	—
Total common stocks	740,076,511	9,067,217	2,841,500
Convertible preferred stocks	—	—	7,230,952
Warrants	—	18	—
Short-term investments	2,793,310	78,094,271	—

Totals by level	$742,869,821	$87,161,506	$10,072,452

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(15,336)	$—
Futures contracts	4,275	—	—

Totals by level	$4,275	$(15,336)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of 12/31/16	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of 9/30/17
Common stocks*:
Consumer discretionary	$381,894	$—	$—	$150,228	$—	$—	$—	$—	$532,122
Financials	352,334	—	—	(20,700)	—	—	—	—	331,634
Industrials	37	—	—	4	—	—	—	—	41
Information technology	1,199,486	—	—	778,217	—	—	—	—	1,977,703
Total common stocks	$1,933,751	$—	$—	$907,749	$—	$—	$—	$—	$2,841,500
Convertible preferred stocks	$7,355,817	—	—	(124,865)	—	—	—	—	$7,230,952
Totals	$9,289,568	$—	$—	$782,884	$—	$—	$—	$—	$10,072,452

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $782,884 related to Level 3 securities still held at period end.

The table below represents quantitative information on internally priced Level 3 securities that were valued using unobservable inputs. The table excludes securities with valuations provided by a broker.
Description	Fair Value	Valuation Techniques	Unobservable Input	Range of unobservable inputs (Weighted Average)	Impact to Valuation from an Increase in Input (1)

Private equity	$1,977,703	Market transaction price	Liquidity discount	10%	Decrease

Private equity	$5,230,592	Market transaction price	Liquidity discount	10%	Decrease

			P/E multiple	5.9x-26.0x (17.0x)	Increase
Private equity	$2,331,994	Comparable multiples	P/S multiple	1.0x-5.6x (3.5x)	Increase
			Uncertainty discount	45%	Decrease
			Liquidity discount	10%	Decrease

			EV/sales multiple	1.1x-2.0x (1.518x)	Increase
Private equity	$532,063	Comparable multiples	Liquidity discount	25%	Decrease
			Uncertainty discount	10%	Decrease

Private equity	$100	Market transaction price	Liquidity discount	25%	Decrease

(1) Expected directional change in fair value that would result from an increase in the unobservable input.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$129,669	$145,005
Equity contracts	4,293	—

Total	$133,962	$145,005

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		10
Forward currency contracts (contract amount)		$19,900,000
Warrants (number of warrants)		180,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2017